Revenue	6 Months Ended
Jun. 30, 2024
Revenue from contracts with customers [Abstract]
Revenue	Revenue
Disaggregated revenue
The following table summarizes the Group’s revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers during the six months ended 30 June 2024 and 2023:

	30 June
	2024	2023
Product revenue (point in time revenue recognition)	65,912	22,715
License revenue (point in time revenue recognition)	68,058	7,635
Performance revenue (point in time revenue recognition)	30,735	—
Development and other service revenue (over time revenue recognition)	70,885	(10,095)
	235,590	20,255
Reassessment of variable consideration
Subsequent changes to the estimate of the transaction price are generally recorded as adjustments to revenue in the period of change. The Group updates variable consideration estimates on a quarterly basis. The quarterly changes in estimates did not result in material adjustments to the Group’s previously reported revenue or trade receivables during the six months ended 30 June 2024 and 2023.
Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below:

	Contract Assets	Contract Liabilities
1 January 2024	46,049	132,444
Contract asset additions	90,926	—
Amounts transferred to trade receivables	(63,588)	—
Customer prepayments	—	43,031
Revenue recognized	—	(78,752)
Foreign currency adjustment	(159)	(2,119)
30 June 2024	73,228	94,604
The net increase in contract assets as of 30 June 2024 is due to the revenue recognized when the performance obligation has been met which is offset by transfer of amounts to trade receivables on the basis that the Group’s right to that consideration is no longer contingent on its performance. The net decrease in contract liabilities as of 30 June 2024 is due to revenue recognized when the performance obligation has been met which is offset by customer prepayments in advance of the Group’s performance. As of 30 June 2024, $33.5 million and $39.8 million are recorded as non-current contract assets and current contract assets, respectively. Non-current contract assets will materialize over the next 2 to 3 years. As of 30 June 2024, $90.1 million and $4.5 million are recorded as non-current contract liabilities and current contract liabilities, respectively. Non-current contract liabilities will be recognized as revenue over the next 2 to 6 years as either services are rendered or contractual milestones are achieved, depending on the performance obligation to which the payment relates.
Contract assets and contract liabilities as of 30 June 2023 were $27.4 million and $116.4 million, respectively. The Group recognised $(2.5) million of revenue during the six months ended 30 June 2023.